SEGMENTED INFORMATION - Schedule of segmented operational activity (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of operating segments [line items]
Total revenue	$ 36,127,286	$ 37,705,095
Gross profit (loss)	18,652,155	13,138,046
Operating Expense [Abstract]
General and administration	(6,971,742)	(9,300,477)
Sales, marketing, and promotion	(166,479)	(1,120,929)
Depreciation and amortisation	(2,112,264)	(3,405,116)
Share based compensation	(494,435)	(492,631)
Operating expense		(14,319,153)
Impairment of inventory	(1,384,922)
Impairment of goodwill, assets		(26,514,747)
Interest, accretion, and other	(11,262,284)	(1,145,113)
Net profit (loss) before taxes	(3,739,971)	(28,840,967)
Assets	68,809,509	61,450,085
Liabilities	43,471,008	47,870,531
Oregon
Disclosure of operating segments [line items]
Total revenue	2,661,223	5,503,872
Gross profit (loss)	717,650	(1,006,077)
Operating Expense [Abstract]
General and administration	(668,041)
Sales, marketing, and promotion	(27,932)
Depreciation and amortisation	(393,804)
Share based compensation	0
Operating expense		(2,007,400)
Impairment of inventory	(1,384,922)
Impairment of goodwill, assets		(26,514,747)
Interest, accretion, and other	(1,123,018)	(1,540,265)
Net profit (loss) before taxes	(2,880,067)	(31,068,489)
Assets	9,206,964	9,646,005
Liabilities	2,635,899	3,079,174
Nevada
Disclosure of operating segments [line items]
Total revenue	33,466,063	32,201,223
Gross profit (loss)	17,934,505	14,144,123
Operating Expense [Abstract]
General and administration	(3,506,509)
Sales, marketing, and promotion	(136,697)
Depreciation and amortisation	(1,667,339)
Share based compensation	0
Operating expense		(6,455,101)
Impairment of inventory	0
Impairment of goodwill, assets		0
Interest, accretion, and other	(100,028)	7,979
Net profit (loss) before taxes	12,523,932	7,697,001
Assets	26,178,106	21,149,800
Liabilities	9,696,697	4,164,557
Corporate
Disclosure of operating segments [line items]
Total revenue	0	0
Gross profit (loss)	0	0
Operating Expense [Abstract]
General and administration	(2,797,192)
Sales, marketing, and promotion	(1,850)
Depreciation and amortisation	(51,121)
Share based compensation	(494,435)
Operating expense		(5,856,652)
Impairment of inventory	0
Impairment of goodwill, assets		0
Interest, accretion, and other	(10,039,238)	387,173
Net profit (loss) before taxes	(13,383,836)	(5,469,479)
Assets	33,424,439	30,654,280
Liabilities	$ 31,138,412	$ 40,626,800